Issuances of Securities (Details 2)	12 Months Ended
Dec. 31, 2024 $ / shares
Issuances of Securities
Exercise price	$ 0.14
Expected term	1 year
Expected average volatility	90.88%
Expected dividend yield	0.00%
Risk-free interest rate	4.17%